Provisions for discounts, rebates and sales returns	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions for discounts, rebates and sales returns	Provisions for discounts, rebates and sales returns
Adjustments between gross sales and net sales, as described in Note B.13., are recognized either as provisions or as reductions in accounts receivable, depending on their nature.
The table below shows movements in these items:

(€ million)		Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2019		2,148	674	294	1,140	546	13	4,815
Provision related to current period sales		5,542	2,563	4,649	5,888	554	96	19,292
Net change in provision related to prior period sales		(27)	—	(1)	(6)	(27)	14	(47)
Payments made		(5,529)	(2,528)	(4,637)	(5,719)	(465)	(72)	(18,950)
Currency translation differences		44	17	7	27	13	—	108
Balance at December 31, 2019	(c)	2,178	726	312	1,330	621	51	5,218
Provision related to current period sales		5,970	2,752	4,633	6,221	628	110	20,314
Net change in provision related to prior period sales		(54)	—	—	(113)	(34)	—	(201)
Payments made		(5,552)	(2,556)	(4,604)	(5,838)	(512)	(112)	(19,174)
Currency translation differences		(35)	(14)	(8)	(43)	(15)	(3)	(118)
Balance at December 31, 2020	(c)	2,507	908	333	1,557	688	46	6,039
Changes in scope of consolidation		3	—	—	(2)	1	—	2
Provision related to current period sales		5,855	3,037	3,813	6,330	582	97	19,714
Net change in provision related to prior period sales		(136)	(3)	(4)	(152)	56	(3)	(242)
Payments made		(5,561)	(2,979)	(3,828)	(6,291)	(697)	(105)	(19,461)
Currency translation differences		(72)	(32)	(11)	(17)	(20)	(1)	(153)
Balance at December 31, 2021	(c)	2,596	931	303	1,425	610	34	5,899
(a) Primarily US government programs: Medicaid (€1,244 million in 2021, €1,015 million in 2020, €1,017 million in 2019) and Medicare (€941 million in 2021, €726 million in 2019 and €810 million in 2019).
(b) Mainly rebates and other price reductions granted to healthcare authorities in the United States (including Managed Care: €896 million in 2021, €692 million in 2020 and €649 million in 2019).
(c) Provisions related to US net sales amounted to €4,057 million as of December 31, 2021, €3,982 million as of December 31, 2020 and €3,585 million as of December 31, 2019.